Schedule of Sales and Marketing (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Sales and marketing expenses	$ 672	$ 521	$ 2,526	$ 1,798	$ 2,336	$ 2,196
Salaries [Member]
Sales and marketing expenses					574	549
Consultants and subcontractors [Member]
Sales and marketing expenses					1,086	823
Selling and Marketing Expense [Member]
Sales and marketing expenses					283	450
Share based payments for consultants and employees [Member]
Sales and marketing expenses					180	163
Travel [Member]
Sales and marketing expenses					42	23
Other Expense [Member]
Sales and marketing expenses					$ 171	$ 188